Income Taxes (Unrecognized Tax Benefit Reflected In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Unrecognized Tax Benefit - Income Tax Receivable		$ 59
Unrecognized Tax Benefit - Other Liabilities and Provisions	133	134
Unrecognized Tax Benefit - Current Deferred Income Tax Liability	2	5
Unrecognized Tax Benefit - Non-current deferred income tax liability (asset)	(16)	(34)
Unrecognized Tax Benefits	$ 119	$ 164	$ 165